Fees Summary	Mar. 26, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 58,427,000
Previously Paid Amount	0.00
Total Fee Amount	8,945.17
Total Offset Amount	0.00
Net Fee	8,945.17
Narrative - Max Aggregate Offering Price	$ 58,427,000
Final Prospectus	true